Significant Accounting Policies Level 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transaction Gain (Loss), before Tax	$ (1)	$ 4	$ 8
terminated merger and settlement income	0	0	171
Insurance Recoveries			163
Huntsman settlement payment			200
insurance recoveries related to settlement of litigation			8
Interest-bearing time deposits and other cash equivalents	288	281
Short-term investments	5	7
Unamortized Debt Issuance Expense	58	56
Depreciation	140	152	149
Asset Impairment Charges	23	32
Accelerated Depreciation	8	3	1
Research and Development Expense	69	70	66
Business realignment costs	35	15	20
Cash collected on previously reserved AR factoring	0	7	4
Concentration Risk, Percentage	10.00%
EPCD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges	15	2
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures [Member]
Asset Impairment Charges	6	12
FPD [Member] | Long-Lived Assets Held and Used - Qualitative Factors to Fair Value Measures - Customer Loss [Member]
Asset Impairment Charges	$ 2	$ 18
Building [Member]
Property, Plant and Equipment, Useful Life	20 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Finite-Lived Intangible Asset, Useful Life	30 years